Bank Loans - Schedule of Aggregate Maturities of Loans (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Aggregate annual principal payments of loans payable
Within 1 year	$ 76,089
In 2025	114,949
In 2026	31,106
In 2027	2,433
After 2027	29,329
Total	$ 253,906